Loans and Allowance for Credit Losses - Summary of Loans by Portfolio Type and Company's Internal Credit Quality Rating (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Energy Business Sector [Member] | Special Mention or Classified Rating [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans to Customers in Energy Related Businesses	$ 1,100.0	$ 122.0
Government National Mortgage Association [Member] | Trouble Debt Restructure [Member]
Financing Receivable, Recorded Investment [Line Items]
Restructured GNMA loans whose repayments are insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs, were classified with a pass rating	1,900.0	2,200.0
GNMA loans 90 days or more past due whose repayments are insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs, were classified with a pass rating	$ 2,900.0	$ 3,100.0